Annual Fund Operating Expenses - SA PIMCO RAE International Value Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.81%
Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.87%
Fee Waivers and/or Expense Reimbursements	0.06%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.81%	[1]
Class 2
Operating Expenses:
Management Fees	0.81%
Service (12b-1) Fees	0.15%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.02%
Fee Waivers and/or Expense Reimbursements	0.06%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.96%	[1]
Class 3
Operating Expenses:
Management Fees	0.81%
Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.12%
Fee Waivers and/or Expense Reimbursements	0.06%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.06%	[1]

[1]	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee under the Investment Advisory and Management Agreement with respect to the Portfolio so that the advisory fee payable by the Portfolio is equal to 0.765% on the first $250 million of the Portfolio’s average daily net assets and 0.740% thereafter. This agreement may be modified or discontinued prior to April 30, 2022 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.